Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (“CAP”) and certain financial performance of the Company. CAP is calculated pursuant to SEC rules but does not represent amounts that have been actually earned or realized by our NEOs. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, see “Executive Compensation — Compensation Discussion and Analysis.”

Year (1)	Summary Compensation Table Total for PEO($)(2)	Compensation Actually Paid to PEO($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs($)(2)	Average Compensation Actually Paid to Non-PEO NEOs($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (millions)($)(6)	Adjusted EBITDA Margin (%)(7)
					Total Shareholder Return($)	Peer Group Total Shareholder Return($)(5)

2024	4,951,670	6,894,529	2,775,318	3,149,436	223.24	87.23	296.4	28.7

2023	4,463,266	6,173,336	1,583,996	1,909,643	167.34	81.33	107.3	28.2

2022	4,976,832	3,994,970	1,703,975	1,582,065	111.41	57.27	69.0	27.3

2021	7,318,937	6,650,959	1,793,888	1,444,527	123.61	54.06	203.8	23.3

2020	5,316,862	4,246,567	1,621,301	1,290,355	82.68	72.18	(618.7)	20.1

(1)
The Principal Executive Officer (“PEO”) in all years presented was Eilif Serck-Hanssen. The individuals comprising the non-PEO
NEOs were as follows: for 2024—Richard Buskirk, Leslie Brush, Marcelo Barbalho Cardoso and Richard Sinkfield; for 2023—Richard Buskirk, Marcelo Barbalho Cardoso and Richard Sinkfield; for 2022—Richard Buskirk, Marcelo Barbalho Cardoso, Richard Sinkfield and Timothy Grace; for 2021—Richard Buskirk, Marcelo Barbalho Cardoso, Timothy Grace, Richard Sinkfield and Jean-Jacques Charhon; and for 2020, Jean-Jacques Charhon, Timothy Grace, Richard Sinkfield and Paula Singer.

(2)
Amounts reported in these columns represent, for the applicable year, (i) the total compensation reported in
the Summary Compensation Table for the PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the non-PEO
NEOs.

(3)
To calculate the amounts in the CAP to our PEO and
non-PEO
NEOs in the table above according to SEC reporting rules, the following adjustments were made to the total compensation reported in the 2024 Summary Compensation Table. Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends or other earnings paid on equity awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting.

Year	NEOs	Summary Compensa- tion Table Total ($)	Fair Value of Stock Awards as Reported in SCT ($)		Year-End Fair Value of Awards Granted in Current Year that Remain Outstanding and Unvested as of Year End ($)	Change in Fair Value of Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End ($)	Fair Value of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at Year End of Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid ($)
2024	PEO Non-PEO NEOs	4,951,670 2,775,318	(2,640,015 (1,661,079	) )	3,178,381 1,940,720	631,724 85,099	628,370 95,973	144,399 13,372	— (99,967)	6,894,529 3,149,436

(4)	Represents the value of a hypothetical $100 investment beginning at market close on December 31, 2019, assuming reinvestment of dividends .

(5)
The peer group used for this purpose, as used in our performance graph pursuant to Item 201(e) of Regulation
S-K
contained in our Annual Report on Form
10-K,
consists of Adtalem Global Education, Inc. (ATGE), Anima Holdings S.A. (ANIM3), Cogna Educação S.A. (COGN3), Grand Canyon Education, Inc. (LOPE), Strategic Education, Inc. (STRA) and YDUQS Participacoes S.A. (YDUQ3).

(6)	Reflects the dollar amount of net income reported in our audited financial statements for the applicable year.

(7)
Adjusted EBITDA
Margin is defined as Adjusted EBITDA divided by revenue. Adjusted EBITDA, a non-GAAP
financial measure, is defined as net income (loss), before (income) loss from discontinued operations, net of tax, equity in net (income) loss of affiliates, net of tax, income tax expense (benefit), (gain) loss on disposal of subsidiaries, net, foreign currency exchange (gain) loss, net, other (income) expense, net, interest expense, interest income and loss on debt extinguishment, plus depreciation and amortization, share-based compensation expense, and loss on impairment of assets.

Company Selected Measure Name	Adjusted EBITDA Margin
Named Executive Officers, Footnote	The Principal Executive Officer (“PEO”) in all years presented was Eilif Serck-Hanssen. The individuals comprising the non-PEO
	NEOs were as follows: for 2024—Richard Buskirk, Leslie Brush, Marcelo Barbalho Cardoso and Richard Sinkfield; for 2023—Richard Buskirk, Marcelo Barbalho Cardoso and Richard Sinkfield; for 2022—Richard Buskirk, Marcelo Barbalho Cardoso, Richard Sinkfield and Timothy Grace; for 2021—Richard Buskirk, Marcelo Barbalho Cardoso, Timothy Grace, Richard Sinkfield and Jean-Jacques Charhon; and for 2020, Jean-Jacques Charhon, Timothy Grace, Richard Sinkfield and Paula Singer.
Peer Group Issuers, Footnote	The peer group used for this purpose, as used in our performance graph pursuant to Item 201(e) of Regulation
S-K
contained in our Annual Report on Form
10-K,
	consists of Adtalem Global Education, Inc. (ATGE), Anima Holdings S.A. (ANIM3), Cogna Educação S.A. (COGN3), Grand Canyon Education, Inc. (LOPE), Strategic Education, Inc. (STRA) and YDUQS Participacoes S.A. (YDUQ3).
PEO Total Compensation Amount	$ 4,951,670	$ 4,463,266	$ 4,976,832	$ 7,318,937	$ 5,316,862
PEO Actually Paid Compensation Amount	$ 6,894,529	6,173,336	3,994,970	6,650,959	4,246,567
Adjustment To PEO Compensation, Footnote
(3)
To calculate the amounts in the CAP to our PEO and
non-PEO
NEOs in the table above according to SEC reporting rules, the following adjustments were made to the total compensation reported in the 2024 Summary Compensation Table. Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends or other earnings paid on equity awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting.

Year	NEOs	Summary Compensa- tion Table Total ($)	Fair Value of Stock Awards as Reported in SCT ($)		Year-End Fair Value of Awards Granted in Current Year that Remain Outstanding and Unvested as of Year End ($)	Change in Fair Value of Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End ($)	Fair Value of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at Year End of Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid ($)
2024	PEO Non-PEO NEOs	4,951,670 2,775,318	(2,640,015 (1,661,079	) )	3,178,381 1,940,720	631,724 85,099	628,370 95,973	144,399 13,372	— (99,967)	6,894,529 3,149,436

Non-PEO NEO Average Total Compensation Amount	$ 2,775,318	1,583,996	1,703,975	1,793,888	1,621,301
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,149,436	1,909,643	1,582,065	1,444,527	1,290,355
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate the amounts in the CAP to our PEO and
non-PEO
NEOs in the table above according to SEC reporting rules, the following adjustments were made to the total compensation reported in the 2024 Summary Compensation Table. Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends or other earnings paid on equity awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting.

Year	NEOs	Summary Compensa- tion Table Total ($)	Fair Value of Stock Awards as Reported in SCT ($)		Year-End Fair Value of Awards Granted in Current Year that Remain Outstanding and Unvested as of Year End ($)	Change in Fair Value of Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End ($)	Fair Value of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at Year End of Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid ($)
2024	PEO Non-PEO NEOs	4,951,670 2,775,318	(2,640,015 (1,661,079	) )	3,178,381 1,940,720	631,724 85,099	628,370 95,973	144,399 13,372	— (99,967)	6,894,529 3,149,436

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following
financial
and
non-financial
performance measures represent the most important performance measures used to link CAP to our NEOs for 2024 and company performance. The measures in this list are not ranked.

•	Adjusted EBITDA Margin

•	Adjusted Financing EBITDA

•	Revenue

•	Unlevered Free Cash Flow

•	New Enrollment

•	Total Enrollment
Please see “Executive Compensation – Compensation Discussion and Analysis” for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 223.24	167.34	111.41	123.61	82.68
Peer Group Total Shareholder Return Amount	87.23	81.33	57.27	54.06	72.18
Net Income (Loss)	$ 296,400,000	$ 107,300,000	$ 69,000,000	$ 203,800,000	$ (618,700,000)
Company Selected Measure Amount	0.287	0.282	0.273	0.233	0.201
PEO Name	Eilif Serck-Hanssen
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Non-GAAP Measure Description
Adjusted EBITDA
Margin is defined as Adjusted EBITDA divided by revenue. Adjusted EBITDA, a non-GAAP
	financial measure, is defined as net income (loss), before (income) loss from discontinued operations, net of tax, equity in net (income) loss of affiliates, net of tax, income tax expense (benefit), (gain) loss on disposal of subsidiaries, net, foreign currency exchange (gain) loss, net, other (income) expense, net, interest expense, interest income and loss on debt extinguishment, plus depreciation and amortization, share-based compensation expense, and loss on impairment of assets.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Financing EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Unlevered Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	New Enrollment
Measure:: 6
Pay vs Performance Disclosure
Name	Total Enrollment
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,640,015)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,178,381
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	631,724
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	628,370
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,399
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,661,079)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,940,720
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,099
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,973
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,372
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (99,967)